Related Parties Transactions and Balances	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party Text Block Abstract
RELATED PARTIES TRANSACTIONS AND BALANCES

NOTE 25 - RELATED PARTIES TRANSACTIONS AND BALANCES:

“Related Parties” - As defined in IAS 24, “Related Party Disclosures” (“IAS 24”). Key management personnel - included together with other entities in the said definition of “Related Parties” in IAS 24, include the members of the Board of Directors and senior executives.

a.	Transactions with related parties

1)	Compensation to related parties

	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Compensation to directors employed by the Company	616	1,041	1,122
Compensation to other key management personnel	487	444	1,245
Compensation to directors who are not employed by the Company	200	88	80

2)	Compensation to key management personnel, including employed directors

The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Payroll, management fees, and other short-term benefits	833	1,181	2,069
Share-based payments	270	303	297
	1,103	1,484	2,366

b.	Balances with related parties

	December 31
	2022	2021
	U.S. dollar in thousands

Employees payable	324	414
Accounts payable	40	61
	364	475